Label	Element	Value
C000016602 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.60%
C000016602 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	10.50%
C000016604 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	32.70%
C000016604 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.30%